7. Proposed Business Combination	9 Months Ended	12 Months Ended
	Sep. 30, 2019	Dec. 31, 2018
Business Combinations [Abstract]
Proposed Business Combination

Note 4 – Reverse Merger and Recapitalization

As described in Note 1 – Background and Basis of Presentation above, on the Closing Date, the AEM Merger and the Merger took place. All of AEM capital stock outstanding immediately prior to the merger was exchanged for (i) 11,602,754 shares of AESE common stock, (ii) warrants for the purchase of 3,800,003 shares of AESE common stock with an exercise price of $11.50 per share, and (iii) 3,846,153 contingent shares to be issued if the last exchange-reported sales price of AESE common stock equals or exceeds $13.00 per share for any thirty consecutive days during the five year period commencing on the Closing Date.

On the Closing Date, pursuant to the Merger Agreement, in order to extinguish amounts owed to the Former Parent by WPT and Allied Esports in the aggregate amount of $32,672,622, AESE (i) repaid $3,500,000 of the amount due to the Former Parent in cash, (ii) assumed $10,000,000 principal of the convertible debt obligations of the Former Parent plus $992,877 of related accrued interest, (iii) issued 2,928,679 shares of the Company’s common stock to the Former Parent with no limitations or encumbrances on sale and (iii) transferred 600,000 shares of the Company’s common stock to the Former Parent which will be subject to a lockup period for one year from the Closing Date.

In connection with the Merger, the Company issued an aggregate of 11,492,999 shares of common stock, including 3,528,679 shares issued in satisfaction of amount owed to the Former Parent as described above, and 7,964,320 shares of common stock issued to BRAC shareholders prior to the Merger, but which are deemed to be issued by the Company on the Closing Date as a result of the reverse recapitalization.

Note 7 – Proposed Business Combination

Business Combination Agreement

On December 19, 2018, the Company entered into an Agreement and Plan of Reorganization (the “Agreement”) by and among the Company, Black Ridge Merger Sub, Corp., a Delaware corporation and wholly-owned subsidiary of the Company formed on December 19, 2018 (“Merger Sub”), Allied Esports Entertainment, Inc. (the “Allied Esports”), Ourgame International Holdings Ltd. (“Ourgame”), Noble Link Global Limited, a wholly-owned subsidiary of Ourgame (“Noble”), and Primo Vital Ltd., also a wholly-owned subsidiary of Ourgame (“Primo”).

Subject to the Agreement, (i) Noble will merge with and into Allied Esports (the “Redomestication Merger”) with Allied Esports being the surviving entity in such merger and (ii) immediately after the Redomestication Merger, Merger Sub will merge with and into Allied Esports with Allied Esports being the surviving entity of such merger (the “Transaction Merger” and together with the Redomestication Merger, the “Mergers”).

The Mergers will result in the Company acquiring two of Ourgame’s global esports and entertainment assets, Allied Esports International, Inc. (“Allied Esports”) and WPT Enterprises, Inc. (“WPT”). Allied Esports is a premier esports entertainment company with a global network of dedicated esports properties and content production facilities. WPT is the creator of the World Poker Tour® (WPT®) – the premier name in internationally televised gaming and entertainment with brand presence in land-based tournaments, television, online and mobile. The proposed transaction will seek to strategically combine the globally recognized Allied Esports brand with the three-pronged business model of the iconic World Poker Tour, featuring in-person experiences, multiplatform content and interactive services, to leverage the high-growth opportunities in the global esports industry.

Upon consummation of the Mergers (the “Closing”), the Company will issue to the former owners of Allied Esports and WPT (i) an aggregate of 11,602,754 shares of common stock, par value $0.0001 per share, of the Company’s common stock and (ii) an aggregate of 3,800,003 warrants to purchase shares of common stock of the Company.

In addition to the consideration described above, the former owners of Allied Esports and WPT will be entitled to receive their pro rata portion of an aggregate of an additional 3,846,153 shares of the Company’s common stock if the last sales price of the Company’s common stock equals or exceeds $13.00 per share (as adjusted for stock splits, stock dividends, reorganizations and recapitalizations) for thirty (30) consecutive days at any time during the five (5) year period commencing on the date of the Closing (the “Closing Date”).

Proposed Changes to the Capital Structure

The Company is seeking shareholder approval to amend its charter to increase the authorized shares of the Company’s common stock to 65,000,000 shares.

Conditions to Consummation of the Business Combination

Consummation of the transactions contemplated by the Agreement is subject to certain closing conditions including, among others, (i) approval by the stockholders of the Company and Ourgame, and (ii) that the Company have available cash in an amount not less than $80,000,000 after payment to stockholders who elect to redeem their shares of common stock in accordance with the provisions of the Company’s Charter Documents.

Termination

The Agreement may be terminated at any time prior to the consummation of the Agreement (whether before or after the Company’s shareholder vote has been obtained) by mutual written consent of the Company and Ourgame, Noble and the Acquired Company and in certain other limited circumstances, including if the Proposed Business Combination has not been consummated by July, 10, 2019.